Acquisitions (Details 1) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues
Revenues	$ 903,215	$ 1,027,993	$ 4,093,667	$ 4,079,745
Cost of revenues	260,893	284,622	1,122,037	1,300,325
Gross margin	642,322	743,371	2,971,630	2,779,420
Operating expenses
General & administrative	1,129,953	532,628	3,416,850	2,984,118
Sales & marketing	941,085	362,896	3,469,383	1,562,933
Engineering, research, & development	297,933	94,055	824,653	562,459
Depreciation & amortization	68,084	33,813	270,579	549,151
Goodwill impairment			1,066,068	742,446
Total operating expenses	2,437,054	1,023,393	9,691,703	6,546,503
Loss from operations	(1,794,732)	(280,022)	(6,720,073)	(3,767,083)
Other income/(expense)
Interest income	1,731	3	747	2,833
Interest expense	(826)	(1,447,359)	(6,348,186)	(4,559,564)
Change in fair value of derivative liabilities	(30,079)	1,001,550	(3,766,231)	359,530
Gain (loss) on adjustment in contingent consideration		305,712	(28,465)	625,357
Total other income/(expense)	(30,984)	(2,143,194)	(10,038,958)	(3,571,844)
Loss before income taxes	(1,763,748)	(2,423,215)	(16,759,031)	(7,338,927)
Income tax expense
Net loss	(1,763,748)	(2,423,215)	(16,759,031)	(7,338,927)
Net loss per share - basic and diluted	$ (0.10)	$ (0.63)	$ (1.58)	$ (1.90)
Weighted average number of shares during the period - basic and diluted	17,490,954	3,869,247	10,612,007	3,869,247
Mobivity [Member]
Revenues
Revenues	903,215		4,093,667
Cost of revenues	260,893		1,122,037
Gross margin	642,322		2,971,630
Operating expenses
General & administrative	1,129,953		3,416,850
Sales & marketing	941,085		3,469,383
Engineering, research, & development	297,933		824,653
Depreciation & amortization	68,083		270,579
Goodwill impairment			1,066,068
Intangible asset impairment			644,170
Total operating expenses	2,437,054		9,691,703
Loss from operations	(1,794,732)		(6,720,073)
Other income/(expense)
Interest income	1,731		747
Interest expense	(826)		(6,348,186)
Change in fair value of derivative liabilities	30,079		(3,766,231)
Gain on Debt Extinguishment			103,177
Gain (loss) on adjustment in contingent consideration			(28,465)
Total other income/(expense)	30,984		(10,038,958)
Loss before income taxes	(1,763,748)		(16,759,031)
Income tax expense
Net loss	(1,763,748)		(16,759,031)
Net loss per share - basic and diluted	$ (0.10)		$ (1.58)
Weighted average number of shares during the period - basic and diluted	17,490,954		10,612,007
SR [Member]
Revenues
Revenues	214,139		834,250
Cost of revenues	54,410		243,209
Gross margin	159,729		591,041
Operating expenses
General & administrative	231,084		211,271
Sales & marketing	60,077		339,615
Engineering, research, & development	139,649		644,330
Depreciation & amortization	403		3,970
Goodwill impairment
Intangible asset impairment
Total operating expenses	431,213		1,199,186
Loss from operations	(271,484)		(608,145)
Other income/(expense)
Interest income
Interest expense			(117,944)
Change in fair value of derivative liabilities
Gain on Debt Extinguishment
Gain (loss) on adjustment in contingent consideration
Total other income/(expense)			(117,944)
Loss before income taxes	(271,484)		(726,089)
Income tax expense
Net loss	(271,484)		(726,089)
Pro forma adjustments [Member]
Revenues
Revenues
Cost of revenues
Gross margin
Operating expenses
General & administrative	4,230		446,094
Sales & marketing
Engineering, research, & development
Depreciation & amortization
Goodwill impairment
Intangible asset impairment
Total operating expenses	4,230		446,094
Loss from operations	(4,230)		(446,094)
Other income/(expense)
Interest income
Interest expense
Change in fair value of derivative liabilities
Gain on Debt Extinguishment
Gain (loss) on adjustment in contingent consideration
Total other income/(expense)
Loss before income taxes	(4,230)		(446,094)
Income tax expense
Net loss	(4,230)		(446,094)
Pro forma combined [Member]
Revenues
Revenues	1,117,354		4,927,917
Cost of revenues	315,303		1,365,246
Gross margin	802,051		3,562,671
Operating expenses
General & administrative	1,365,267		4,074,215
Sales & marketing	1,001,162		3,808,998
Engineering, research, & development	437,582		1,468,983
Depreciation & amortization	68,486		274,549
Goodwill impairment			1,066,068
Intangible asset impairment			644,170
Total operating expenses	2,872,497		11,336,983
Loss from operations	(2,070,446)		(7,774,312)
Other income/(expense)
Interest income	1,731		747
Interest expense	(826)		(6,466,130)
Change in fair value of derivative liabilities	30,079		(3,766,231)
Gain on Debt Extinguishment			103,177
Gain (loss) on adjustment in contingent consideration			(28,465)
Total other income/(expense)	30,984		(10,156,902)
Loss before income taxes	(2,039,462)		(17,931,214)
Income tax expense
Net loss	$ (2,039,462)		$ (17,931,214)
Net loss per share - basic and diluted	$ (0.12)		$ (1.61)
Weighted average number of shares during the period - basic and diluted	17,384,367		11,116,891